UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7734

Hallmark Equity Series Trust
(Exact name of registrant as specified in charter)

Hallmark Equity Series Trust 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Edmund P. Bergan, Jr. The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-401-5500

Date of fiscal year end:	March 31st

Date of reporting period:	Quarter ended December 31st

Item 1.           Schedule of Investments

HALLMARK EQUITY SERIES TRUST - HALLMARK CAPITAL APPRECIATION FUND
SCHEDULE OF INVESTMENTS – DECEMBER 31, 2006 (Unaudited)

Shares	COMMON STOCKS – 95.7%	Value

	CONSUMER DISCRETIONARY– 8.9%
500	Best Buy Company, Inc.	$24,595
600	Coach, Inc.*	25,776
1,820	eBay, Inc.*	54,727
1,600	Lowe's Cos. Inc.	49,840
1,090	Target Corp.	62,185
		217,123

	CONSUMER STAPLES– 6.8%
800	Cadbury Schweppes - Sponsored ADR	34,344
750	PepsiCo Inc.	46,912
1,335	Procter & Gamble Co.	85,800
		167,056

	DIVERSIFIED MANUFACTURING– 1.8%
550	3M Company	42,862

	ENERGY– 12.4%
1,020	Apache Corp.	67,840
770	Baker Hughes Inc.	57,488
1,840	Exxon Mobil Corp.	140,999
600	National-Oilwell Varco Inc.*	36,708
		303,035

	FINANCIALS– 24.9%
905	ACE Ltd.	54,816
1,090	American Express Co.	66,130
1,925	American International Group, Inc.	137,946
1,895	Bank of America Corp.	101,174
1,200	Bank of New York Company (The), Inc.	47,244
940	CIT Group, Inc.	52,424
925	Citigroup, Inc.	51,523
250	Goldman Sachs Group (The), Inc.	49,838
1,310	Wells Fargo & Company	46,584
		607,679

	HEALTHCARE– 12.0%
500	Genentech, Inc.*	40,565
500	Gilead Sciences, Inc.*	32,465
450	Johnson & Johnson	29,709
790	Medco Health Solutions Inc.*	42,218
1,100	Medtronic, Inc.	58,861
885	Novartis AG ADR	50,834
435	Roche Holdings AG Ltd. - Sponsored ADR	39,150
		293,802

	INDUSTRIALS– 10.2%
3,000	General Electric Co.	111,630
1,525	Tyco International Ltd.	46,360
1,450	United Technologies Corp.	90,654
		248,644

Shares	COMMON STOCKS – 95.7%		Value

	INFORMATION TECHNOLOGY– 18.7%
4,525	Cisco Systems, Inc.*		123,668
600	Cognizant Technology Solutions Corp. CL A*		46,296
2,125	Corning Inc.*		39,759
2,025	Intel Corp.		41,006
5,090	Microsoft Corp.		151,987
1,400	QUALCOMM Inc.		52,906
			455,622

	Total Investments (Cost $2,110,145)	95.7%	2,335,823
	Other Assets Less Liabilities	4.3%	106,023
	Net Assets	100.0%	$2,441,846

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES TRUST - HALLMARK INFORMED INVESTORS GROWTH FUND

SCHEDULE OF INVESTMENTS – DECEMBER 31, 2006    (Unaudited)

Shares	COMMON STOCKS – 99.5%	Value

	COMMUNICATIONS SERVICES – 5.0%
3,400	Liberty Global, Inc.- CL A*	$99,110
3,400	Liberty Global, Inc. - Series C*	95,200
		194,310

	COMPUTER PERIPHERAL EQUIPMENT – 3.6%
3,250	Jabil Circuit, Inc.*	79,787
2,075	Logitech International ADR*	59,324
		139,111

	CONSUMER DISCRETIONARY – 0.8%
675	Coach, Inc.*	28,998

	DRILLING, OIL, AND GAS WELLS – 1.7%
1,100	GlobalSanteFe Corp.	64,658

	ELECTRIC UTILITIES – 1.0%
575	Constellation Energy Group	39,600

	FIRE, MARINE & CASUALTY INSURANCE – 1.2%
775	ACE Ltd.	46,942

	FOOD WHOLESALERS - 1.7%
2,425	Performance Food Group Co.*	67,027

	GROCERIES – 1.2%
1,075	Dean Foods Co.*	45,451

	HEALTHCARE-DRUG DELIVERY SYSTEMS - 0.7%
850	Hospira, Inc.*	28,543

	HEALTHCARE-MEDICAL APPLIANCES - 2.3%
1,900	Varian Medical Systems, Inc.*	90,383

	HEALTH SERVICES – 1.7%
1,275	Coventry Health Care, Inc.*	63,814

	HOTELS AND MOTELS – 1.3%
1,025	Marriott International, Inc. - CL A	48,913

	HOUSEHOLD AUDIO AND VIDEO EQUIPMENT – 2.3%
900	Harman International Industries	89,919

	INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY AND CONTROL – 3.1%
2,350	Roper Industries, Inc.	118,064

	INDUSTRIAL GAS – 2.6%
1,450	Air Products & Chemicals, Inc.	101,906

	INTERNET INFRASTRUCTURE EQUIPMENT – 3.2%
3,625	Avocent Corp.*	122,706

	INTERNET SOFTWARE & SERVICES – 1.7%
1,600	CheckFree Corp.*	64,256

	INVESTMENT ADVICE - 0.7%
525	Ameriprise Financial, Inc.	28,612

	LABORATORY ANALYTICAL INSTRUMENTS – 4.3%
3,675	Thermo Electron Corp.*	166,441

Shares	COMMON STOCKS – 99.5%	Value

	LIFE INSURANCE - 1.0%
725	Protective Life Corp.	34,438

	MOTOR VEHICLE PARTS AND ACCESSORIES – 3.1%
2,075	ITT Industries, Inc.	117,901

	MOTOR VEHICLES AND PASSENGER CAR BODIES - 0.9%
750	Oshkosk Truck Corp.	36,315

	MULTIMEDIA - 1.5%
2,175	Activision, Inc.*	37,497
375	Electronic Arts Inc.*	18,885
		56,382

	NATIONAL COMMERCIAL BANKS – 1.6%
1,300	Marshall & Ilsley Corp.	62,543

	OIL & GAS SERVICES – 4.2%
2,025	BJ Services Co.	59,373
1,150	Chesapeake Energy Corp.	33,407
1,700	Smith International, Inc.	69,819
		162,599

	ORTHOPEDIC, PROSTHETIC & SURGICAL SUPPLIES – 2.4%
2,500	Respironics, Inc.*	94,375

	PROCESSED & PACKAGED GOODS - 1.0%
1,275	Hain Celestial Group (The) Inc.*	39,793

	RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT - 3.0%
1,825	Rockwell Collins, Inc.	115,504

	REFUSE SYSTEMS – 3.5%
2,125	Republic Services, Inc.	86,424
625	Stericycle, Inc.*	47,187
		133,611

	RESTAURANTS - 0.9%
1,450	Cheesecake Factory (The) Inc.*	35,670

	RETAIL - AUTO AND HOME SUPPLY STORES – 2.6%
3,150	O’Reilly Automotive, Inc.*	100,989

	RETAIL- DISCOUNT STORES – 0.8%
1,025	Family Dollar Stores, Inc.	30,063

	SCHOOLS – 1.7%
1,350	Laureate Education, Inc.*	65,650

	SEA PASSENGER - 0.5%
500	Royal Caribbean Cruises Ltd.	20,690

	SECURITY BROKERS & DEALERS – 1.1%
1,550	Jefferies Group, Inc.	41,571

	SEMICONDUCTORS AND RELATED SERVICES – 3.1%
2,275	Microchip Technology Inc.	74,393
2,075	National Semiconductor Corp.	47,103
		121,496

Shares	COMMON STOCKS – 99.5%		Value

	SERVICES-BUILDING MATERIAL WHOLESALE – 1.9%
3,912	Beacon Roofing Supply, Inc.*		73,624

	SERVICES- BUSINESS SERVICES - 2.2%
85	Chicago Mercantile Exchange Holdings Inc.		43,329
925	Portfolio Recovery Associates, Inc.*		43,188
			86,517

	SERVICES- COMPUTER PROGRAMMING SERVICES – 2.3%
375	Cognizant Technology Solutions Corp. CL A*		28,935
1,125	MICROS Systems, Inc.*		59,288
			88,223

	SERVICES- EMPLOYMENT AGENCIES – 1.1%
1,100	Robert Half International, Inc.		40,832

	SERVICES- FINANCIAL – 1.4%
1,300	PrivateBancorp, Inc.		54,119

	SERVICES-HEALTH SERVICES - 2.2%
1,525	Davita, Inc.*		86,742

	SERVICES-HOME HEALTH CARE SERVICES – 2.2%
1,200	Express Scripts, Inc.*		85,920

	SPECIAL INDUSTRY MACHINERY – 2.2%
1,050	Jacobs Engineering Group Inc.		85,617

	STATE COMMERCIAL BANKS – 4.5%
2,075	Northern Trust Corp.		125,932
1,525	Synovus Financial Corp.		47,016
			172,948

	SURETY INSURANCE – 2.1%
900	Ambac Financial Group, Inc.		80,163

	TECHNICAL & SYSTEMS SOFTWARE - 4.4%
2,125	ANSYS, Inc.*		92,416
4,325	Cadence Design Systems, Inc.*		77,461
			169,877

	Total Investments Cost ($3,369,791)	99.5%	3,843,826
	Other Assets Less Liabilities	0.5	19,001
	Net Assets	100.0%	$3,862,827

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt

HALLMARK EQUITY SERIES TRUST- HALLMARK INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS – DECEMBER 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 98.2%	Value

	AUSTRIA – 1.5%
260	Erste Bank der oesterreichischen Sparkassen AG	$19,925

	BELGIUM – 0.6%
110	UCB SA.	7,537

	BRAZIL – 2.0%
285	Unibanco - Uniao de Bancos Brasileiros S.A.	26,494

	DENMARK – 4.7%
430	Genmab A/S*	28,911
405	Novo Nordisk A/S - B	33,715
		62,626

	FINLAND – 1.9%
1,205	Nokia Corp. Sponsored ADR	24,486

	FRANCE – 7.1%
205	Groupe Danone	31,041
70	LVMH Moet Hennessy Louis Vuitton SA	7,382
87	Vallourec SA	25,281
395	Veolia Environment	30,426
		94,130

	GERMANY – 10.2%
335	Adidas AG	16,716
365	Commerzbank AG	13,842
220	Fresenius Medical Care AG & Co.	29,299
340	Hypo Real Estate Holding AG	21,379
470	SAP AG Sponsored ADR	24,999
285	Siemens AG	28,419
		134,654

	HONG KONG – 1.9%
2,000	Cheung Kong (Holdings) Ltd.	24,649

	INDIA – 7.3%
830	Dr. Reddy’s Laboratories Limited ADR	15,106
585	ICICI Bank Limited	24,418
510	Infosys Technologies Ltd. Sponsored ADR	27,826
450	Larsen & Toubro Ltd	14,580
1,525	Ranbaxy Laboratories Limited	13,725
		95,655

	ISRAEL – 1.7%
720	Teva Pharmaceutical Ind. Ltd. Sponsored ADR	22,378

	ITALY – 0.9%
460	Saipem S.p.A.	11,977

	JAPAN – 12.6%
290	CANON INC. - Sponsored ADR	16,411
400	HOYA CORP.	15,592
200	IBIDEN CO., LTD.	10,080
670	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	13,460
1,000	Mitsui Fudosan Co., Ltd.	24,404
2,000	Mitsui Trust Holdings, Inc.	22,951
1,500	Nomura Holdings, Inc.	28,289
200	Shin-Etsu Chemical Co., Ltd.	13,390
2	Sumitomo Mitsui Financial Group, Inc.	20,497
		165,074

	LUXEMBOURG – 2.2%
585	Tenaris S.A. - ADR	29,186

	MEXICO – 1.8%
520	America Movil SAB de C.V ADR Series L	23,514

Shares	COMMON STOCKS - 98.2%		Value

	NETHERLANDS – 2.9%
315	Royal Numico N.V.		16,931
600	SBM Offshore NV		20,615
			37,546

	NORWAY – 2.8%
995	Telenor ASA		18,714
900	TGS Nopec Geophysical Co. ASA*		18,623
			37,337

	SOUTH AFRICA – 1.0%
370	Sasol Ltd.- Sponsored ADR		13,653

	SOUTH KOREA – 2.3%
205	Kookmin Bank - Sponsored ADR		16,531
40	Samsung Electronics Co., Ltd.		13,160
			29,691

	SWEDEN – 2.2%
225	Modern Times Group MTG AB*		14,778
360	Telefonaktiebolaget LM Ericsson Sponsored ADR		14,483
			29,261

	SWITZERLAND – 13.7%
1,530	ABB Ltd. - Sponsored ADR		27,509
35	Actelion Ltd.*		7,694
190	Credit Suisse Group		13,288
300	Julius Baer Holding Ltd.		33,028
525	Novartis AG ADR		30,156
445	Roche Holdings AG Ltd. - Sponsored ADR		40,050
150	Syngenta AG		27,895
			179,620

	TURKEY – 0.6%
550	Turkcell Iletisim Hizmetleri AS ADR		7,359

	UNITED KINGDOM – 9.9%
6,195	Old Mutual PLC		21,136
480	Reckitt Benckiser plc		21,935
700	Royal Bank of Scotland Group plc		27,316
1,000	Standard Chartered plc		29,213
4,445	Vodafone Group PLc		12,316
1,370	WPP Group plc		18,523
			130,439

	UNITED STATES – 6.4%
455	EnCana Corp.		20,907
330	SONY CORP. - Sponsored ADR		14,134
175	Suncor Energy, Inc.		13,809
1,035	Suntech Power Holdings Co., Ltd. ADR*		35,200
			84,050

	Total Investments (Cost $1,041,346)	98.2%	1,291,241
	Other Assets Less Liabilities	1.8	23,975
	Net Assets	100.0%	$1,315,216

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES TRUST- HALLMARK INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS –  DECEMBER 31, 2006    (Unaudited)

Shares	COMMON STOCKS – 98.8%	Value

	CANADA - 4.0%
120	Cameco Corp	$4,869
1025	SXR Uranium One, Inc.*	14,153
		19,022

	CHINA - 2.9%
400	Suntech Power Holdings Co., Ltd. ADR*	13,604

	DENMARK – 2.9%
200	Genmab A/S*	13,447

	FRANCE – 10.4%
40	Compagnie Generale de Geophysique SA*	8,663
90	Iliad S.A.	7,811
75	Neopost SA	9,413
160	Orpea*	15,142
120	Zodiac SA	8,056
		49,085

	GERMANY – 11.4%
450	comdirect Bank AG	5,478
105	K + S AG	11,384
205	Praktiker Bau - und Heimwerkermaerkte Holding AG	7,322
255	Q-Cells AG*	11,436
110	Rheinmetall AG	8,340
125	Software AG	9,850
		53,810

	HONG KONG – 3.1%
4,000	China Overseas Land & Investment Ltd.	5,359
5,000	Shimao Property Holdings Ltd.*	9,374
		14,733

	INDIA – 8.9%
1,200	Ranbaxy Laboratories Ltd.	10,800
640	Satyam Computer Services Ltd.- ADR	15,366
540	Dr. Reddy’s Laboratories Ltd. ADR	9,828
300	Mahindra & Mahindra Ltd.	6,210
		42,204

	IRELAND – 4.3%
500	Anglo Irish Bank Corp. plc	10,321
570	C & C Group plc	10,150
		20,471

	ITALY – 4.8%
1,060	Azimut Holding S.p.A.	14,177
330	Geox S.p.A.	5,114
600	Safilo Group S.p.A.*	3,561
		22,852

Shares	COMMON STOCKS – 98.8%	Value

	JAPAN – 9.3%
100	DISCO Corp.	7,031
80	GOLDCREST Co., Ltd.	4,126
1,200	Japan Securities Finance Co., Ltd.	14,526
1,000	Kamigumi Co., Ltd.	8,182
600	KOEI CO., LTD.	10,156
		44,021

	MEXICO – 1.8%
220	Grupo Aeroportuario del Pacifico SA de CV - ADR	8,622

	NETHERLANDS – 5.1%
175	ASM International N.V.*	3,689
100	Koninklijke Boskalis Westminster NV	9,893
300	SBM Offshore N.V.	10,308
		23,890

	NORWAY – 8.7%
80	Aker Kvaerner ASA	9,984
130	Fred. Olsen Energy ASA*	6,089
360	Petroleum Geo-Services ASA*	8,460
800	TGS Nopec Geophysical Co. ASA*	16,554
		41,087

	SPAIN – 4.2%
260	Enagas	6,043
130	Sociedad General de Aguas de Barcelona, S.A. CL - A	4,758
1,350	Tubacex, SA	8,796
		19,597

	SWEDEN – 3.1%
110	Modern Times Group MTG AB*	7,225
400	OMX AB	7,357
		14,582

	SWITZERLAND – 10.9%
90	Actelion Ltd.*	19,787
45	Dufry Group*	3,765
45	Kuehne & Nagel International AG	3,273
1	Lindt & Spruengli - AG	2,468
55	Nobel Biocare Holding AG*	16,254
72	Phonak Holding AG	5,729
		51,276

Shares	COMMON STOCKS – 98.8%		Value

	UNITED KINGDOM – 3.0%
800	Collins Stewart plc*		3,979
280	Homeserve PLC		10,362
			14,341

	Total Investments (Cost $359,034)	98.8%	466,644
	Other Assets Less Liabilities	1.2	5,801
	Net Assets	100.0%	$472,445

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES TRUST- HALLMARK LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS –  DECEMBER 31, 2006   (Unaudited)

Shares	COMMON STOCKS – 94.5%	Value

	AEROSPACE- 3.6%
650	Boeing (The) Company	$57,746

	AGRICULTURAL OPERATIONS - 2.4%
1,195	Archer-Daniels-Midland Co.	38,192

	AUTO MANUFACTURERS - 3.4%
1,750	General Motors Corp.	53,760

	CABLE TELEVISION SYSTEMS - 3.5%
1,305	Comcast Corp.*	55,241

	CHEMICALS - MAJOR DIVERSIFIED – 3.5%
850	Sherwin-Williams (The) Company	54,043

	COMPUTERS – 7.8%
1,405	Hewlett-Packard Co.	57,872
655	International Business Machines Corp.	63,633
		121,505

	CONSTRUCTION MACHINERY & EQUIPMENT – 2.9%
750	Caterpillar Inc.	45,998

	FINANCIALS - 3.5%
275	Goldman Sachs Group (The), Inc.	54,821

	HYDRAULIC PUMPS – 3.3%
810	PPG Industries, Inc.	52,010

	INDUSTRIAL GAS – 3.5%
1,075	Rohm and Haas Co.	54,954

	INTERNET SOFTWARE - 2.5%
1,440	Citrix Systems, Inc.*	38,952

	MANAGED CARE – 3.0%
835	Humana Inc.*	46,184

	OFFICE SUPPLIES - 3.7%
1,175	OfficeMax Inc.	58,339

	PUBLIC BUILDING AND RELATED FURNITURE – 3.3%
595	Johnson Controls, Inc.	51,122

	RAILROADS – 3.4%
1,550	CSX Corp.	53,367

	RETAIL- DEPARTMENT STORES - 6.9%
710	Kohl’s Corp.*	48,585
1,195	Nordstrom, Inc.	58,961
		107,546

	SERVICES- BUSINESS SERVICES – 3.8%
1,660	R. R. Donnelley & Sons Co.	58,996

	SERVICES-RENTAL & LEASING - 3.1%
910	Ryder System, Inc.	46,465

	SPECIALTY CHEMICAL MATERIALS - 3.5%
1,055	Monsanto Co.	55,419

	STEEL – 7.4%
685	Allegheny Technologies, Inc.	62,116
975	Nucor Corp.	53,294
		115,410

	TECHNOLOGY-ENTERPRISE SOFTWARE – 2.9%
2,645	Oracle Corp.*	45,335

Shares	COMMON STOCKS – 94.5%		Value

	TELECOMMUNICATIONS - 3.4%
1,130	BellSouth Corp.		53,234

	TEXTILE-APPAREL CLOTHING – 3.4%
640	VF Corp.		52,531

	TRANSPORT- AIR FREIGHT – 3.4%
490	FedEx Corp.		53,224

	WHOLESALE- FOOD - 3.4%
1,430	Sysco Corp.		52,567

	Total Investments (Cost $1,350,718)	94.5%	1,476,961
	Other Assets Less Liabilities	5.5	85,429
	Net Assets	100.0%	$1,562,390

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

HALLMARK EQUITY SERIES TRUST - HALLMARK MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – DECEMBER 31, 2006     (Unaudited)

Shares	COMMON STOCKS – 99.0%	Value

	COMMUNICATIONS SERVICES – 4.4%
9,145	Liberty Global, Inc. - CL A*	$266,577
12,095	Liberty Global, Inc. - Series C*	338,660
		605,237

	COMPUTER PERIPHERAL EQUIPMENT – 3.6%
11,700	Jabil Circuit, Inc.*	287,235
7,400	Logitech International ADR*	211,566
		498,801

	CONSUMER DISCRETIONARY – 0.7%
2,375	Coach, Inc.*	102,030

	DRILLING, OIL, AND GAS WELLS – 1.7%
4,000	GlobalSanteFe Corp.	235,120

	ELECTRIC UTILITIES – 1.0%
2,050	Constellation Energy Group	141,183

	FIRE, MARINE & CASUALTY INSURANCE – 1.2%
2,850	ACE Ltd.	172,624

	FOOD WHOLESALERS - 1.7%
8,775	Performance Food Group Co.*	242,541

	GROCERIES – 2.0%
6,650	Dean Foods Co.*	281,162

	HEALTHCARE-DRUG DELIVERY SYSTEMS - 0.7%
3,075	Hospira, Inc.*	103,258

	HEALTHCARE-MEDICAL APPLIANCES - 1.9%
5,500	Varian Medical Systems, Inc.*	261,635

	HEALTH SERVICES – 1.7%
4,650	Coventry Health Care, Inc.*	232,732

	HOTELS AND MOTELS – 1.3%
3,650	Marriott International, Inc.- CL A	174,178

	HOUSEHOLD AUDIO AND VIDEO EQUIPMENT – 2.3%
3,250	Harman International Industries	324,707

	INDUSTRIAL INSTRUMENTS FOR MEASUREMENT, DISPLAY AND CONTROL– 3.1%
8,600	Roper Industries, Inc.	432,064

	INDUSTRIAL GAS – 3.0%
5,825	Air Products & Chemicals, Inc.	409,381

	INTERNET INFRASTRUCTURE EQUIPMENT – 3.3%
13,300	Avocent Corp.*	450,205

	INTERNET SOFTWARE & SERVICES – 1.7%
5,850	CheckFree Corp.*	234,936

	INVESTMENT ADVICE - 0.8%
1,925	Ameriprise Financial, Inc.	104,912

	LABORATORY ANALYTICAL INSTRUMENTS – 4.0%
12,070	Thermo Electron Corp.*	546,650

Shares	COMMON STOCKS – 99.0%	Value

	LIFE INSURANCE – 0.9%
2,650	Protective Life Corp.	125,875

	MOTOR VEHICLE PARTS AND ACCESSORIES – 3.1%
7,475	ITT Industries, Inc.	424,729

	MOTOR VEHICLES AND PASSENGER CAR BODIES - 0.9%
2,650	Oshkosk Truck Corp.	128,313

	MULTIMEDIA - 1.5%
7,850	Activision, Inc.*	135,334
1,300	Electronic Arts Inc.*	65,468
		200,802

	NATIONAL COMMERCIAL BANKS – 1.6%
4,600	Marshall & Ilsley Corp.	221,306

	OIL & GAS SERVICES – 4.4%
7,300	BJ Services Co.	214,036
4,150	Chesapeake Energy Corp.	120,557
6,555	Smith International, Inc.	269,214
		603,807

	ORTHOPEDIC, PROSTHETIC & SURGICAL SUPPLIES –2.5%
9,000	Respironics, Inc.*	339,750

	PROCESSED & PACKAGED GOODS - 1.0%
4,550	Hain Celestial Group (The) Inc.*	142,005

	RADIO & TV BROADCASTING & COMMUNICATIONS EQUIPMENT – 3.0%
6,650	Rockwell Collins, Inc.	420,878

	REFUSE SYSTEMS – 3.5%
7,600	Republic Services, Inc.	309,092
2,275	Stericycle, Inc.*	171,762
		480,854

	RESTAURANTS - 1.4%
7,600	Cheesecake Factory (The) Inc.*	186,960

	RETAIL- AUTO AND HOME SUPPLY STORES – 2.6%
11,327	O’Reilly Automotive, Inc.*	363,144

	RETAIL- DISCOUNT STORES – 1.3%
6,075	Family Dollar Stores, Inc.	178,180

	SCHOOLS – 1.7%
4,850	Laureate Education, Inc.*	235,856

	SEA PASSENGER - 0.5%
1,800	Royal Caribbean Cruises Ltd.	74,484

	SECURITY BROKERS & DEALERS – 1.1%
5,575	Jefferies Group, Inc.	149,522

	SEMICONDUCTORS AND RELATED SERVICES – 3.1%
8,225	Microchip Technology Inc.	268,958
7,175	National Semiconductor Corp.	162,873
		431,831

	SERVICES-BUILDING MATERIAL WHOLESALE– 1.9%
14,075	Beacon Roofing Supply, Inc.*	264,892

Shares	COMMON STOCKS – 99.0%		Value

	SERVICES- BUSINESS SERVICES - 2.2%
305	Chicago Mercantile Exchange Holdings Inc.		155,474
3,275	Portfolio Recovery Associates, Inc.*		152,910
			308,384

	SERVICES- COMPUTER PROGRAMMING SERVICES – 2.4%
1,400	Cognizant Technology Solutions Corp. CL A*		108,024
4,125	MICROS Systems, Inc.*		217,388
			325,412

	SERVICES- EMPLOYMENT AGENCIES – 1.1%
3,950	Robert Half International, Inc.		146,624

	SERVICES- FINANCIAL – 1.5%
5,075	PrivateBancorp, Inc.		211,272

	SERVICES-HEALTH SERVICES - 2.3%
5,625	Davita, Inc.*		319,950

	SERVICES-HOME HEALTH CARE SERVICES – 0.9%
1,775	Express Scripts, Inc.*		127,090

	SPECIAL INDUSTRY MACHINERY – 2.2%
3,775	Jacobs Engineering Group Inc.		307,814

	STATE COMMERCIAL BANKS – 3.8%
5,700	Northern Trust Corp.		345,933
5,825	Synovus Financial Corp.		179,585
			525,518

	SURETY INSURANCE – 2.1%
3,210	Ambac Financial Group, Inc.		285,915

	TECHNICAL & SYSTEMS SOFTWARE - 4.4%
7,750	ANSYS, Inc.*		337,048
15,700	Cadence Design Systems, Inc.*		281,187
			618,235

	Total Investments Cost ($11,572,207)	99.0%	13,702,758
	Other Assets Less Liabilities	1.0	135,373
	Net Assets	100.0%	$13,838,131

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR-American Depository Receipt

HALLMARK EQUITY SERIES TRUST- HALLMARK SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS – DECEMBER 31, 2006 (Unaudited)

Shares	COMMON STOCKS – 99.2%	Value

	BUSINESS SERVICES – 2.6%
28,150	The Geo Group Inc.*	$1,056,188

	CAPITAL GOODS – 4.5%
67,750	Hexcel Corp.*	1,179,527
25,200	Orbotech, Ltd.*	641,088
		1,820,615

	CONSUMER NON-DURABLES – 4.9%
83,000	Activision, Inc.*	1,430,920
34,500	Quiksilver, Inc.*	543,375
		1,974,295

	CONSUMER SERVICES – 8.1%
41,250	Coldwater Creek, Inc.*	1,011,450
30,000	J. Crew Group, Inc.*	1,156,500
37,300	Zumiez Inc.*	1,101,842
		3,269,792

	ENERGY – 9.8%
27,300	Newfield Exploration Co.*	1,254,435
72,550	Tesco Corp.*	1,281,958
30,000	XTO Energy, Inc.	1,411,500
		3,947,893

	FINANCIAL SERVICES – 4.4%
51,300	Bottomline Technologies (de), Inc.*	587,385
42,600	Brown & Brown, Inc.	1,201,746
		1,789,131

	HEALTHCARE - BIOTECHNOLOGY/PHARMACEUTICAL - 2.7%
26,500	Alkermes, Inc.*	354,305
36,900	PDL BioPharma, Inc.*	743,166
		1,097,471

	HEALTHCARE - DEVICES/DIAGNOSTIC - 6.4%
13,000	Gen-Probe Inc.*	680,810
22,800	Kyphon, Inc.*	921,120
19,300	Orthofix International N.V.*	965,000
		2,566,930

	HEALTHCARE - PHARMACEUTICAL BENEFIT MANAGEMENT - 4.5%
13,300	Caremark Rx, Inc.*	759,563
43,900	HealthExtras, Inc.*	1,057,990
		1,817,553

	HEALTHCARE - SERVICES – 9.9%
23,700	Healthways, Inc.*	1,130,727
36,000	Matria Healthcare, Inc.*	1,034,280
42,900	Option Care, Inc.	611,325
67,100	Trizetto Group, (The) Inc.*	1,232,627
		4,008,959

	HEALTHCARE - SPECIALTY DISTRIBUTORS - 3.8%
182,071	Bioscrip, Inc.*	629,966
45,500	PSS World Medical, Inc.*	888,615
		1,518,581

Shares	COMMON STOCKS – 99.2%		Value

	HOMEBUILDING - 1.1%
15,033	Perini Corp.*		462,716

	TECHNOLOGY - DESKTOP/OTHER SOFTWARE - 2.5%
26,800	Avid Technology, Inc.*		998,568

	TECHNOLOGY - ENTERPRISE SOFTWARE - 15.2%
103,000	BEA Systems, Inc.*		1,295,740
30,500	Business Objects S.A. Sponsored ADR*		1,203,225
164,500	Captaris, Inc.*		1,278,165
68,200	Phase Forward Inc.*		1,021,636
76,000	Witness Systems, Inc.*		1,332,280
			6,131,046

	TECHNOLOGY - HARDWARE - 3.8%
26,100	Daktronics, Inc.		961,785
58,000	Netlist, Inc.*		563,760
			1,525,545

	TECHNOLOGY - SEMICONDUCTOR - CAPITAL EQUIPMENT - 7.7%
44,000	ATMI, Inc.*		1,343,320
51,300	Brooks Automation, Inc.*		738,720
110,000	Mattson Technology, Inc.*		1,025,200
			3,107,240

	TECHNOLOGY - SEMICONDUCTORS & COMPONENTS - 5.2%
106,100	Aeroflex Inc.*		1,243,492
98,750	O2Micro International Ltd ADR.*		844,313
			2,087,805

	TELECOMMUNICATIONS/COMMUNICATIONS - 2.1%
70,900	AudioCodes Ltd.*		664,333
43,600	Bookham, Inc.*		177,452
			841,785

	Total Investments (Cost $29,455,782)	99.2%	40,022,113
	Other Assets Less Liabilities	0.8	326,940
	Net Assets	100.0%	$40,349,053

Value of investments are shown as a percentage of net assets.

*  Non-income producing security.

ADR - American Depository Receipt.

HALLMARK EQUITY SERIES TRUST- HALLMARK STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS –  DECEMBER 31, 2006  (Unaudited)

Shares	COMMON STOCKS – 93.7%	Value

	AEROSPACE –3.3%
290	Boeing (The) Company	$25,764

	AGRICULTURAL OPERATIONS – 2.3%
545	Archer-Daniels-Midland Co.	17,418

	AUTO MANUFACTURERS –3.2%
800	General Motors Corp.	24,576

	CABLE TELEVISION SYSTEMS - 3.6%
665	Comcast Corp.*	28,149

	CHEMICALS - MAJOR DIVERSIFIED - 3.8%
460	Sherwin-Williams (The) Company	29,247

	COMPUTERS –7.4%
695	Hewlett-Packard Co.	28,627
295	International Business Machines Corp.	28,659
		57,286

	CONSTRUCTION MACHINERY & EQUIPMENT – 2.6%
330	Caterpillar Inc.	20,239

	FINANCIALS – 3.6%
140	Goldman Sachs Group (The), Inc.	27,909

	HYDRAULIC PUMPS – 3.7%
445	PPG Industries, Inc.	28,573

	INDUSTRIAL GAS – 3.9%
595	Rohm and Haas Co.	30,416

	INTERNET SOFTWARE – 2.3%
655	Citrix Systems, Inc.*	17,718

	MANAGED CARE – 2.9%
410	Humana Inc.*	22,677

	OFFICE SUPPLIES - 3.5%
540	OfficeMax Inc.	26,811

	PUBLIC BUILDING AND RELATED FURNITURE– 3.7%
330	Johnson Controls, Inc.	28,354

	RAILROADS – 3.2%
710	CSX Corp.	24,445

	RETAIL- DEPARTMENT STORES - 6.6%
360	Kohl’s Corp.*	24,635
540	Nordstrom, Inc.	26,644
		51,279

	SERVICES- BUSINESS SERVICES– 3.4%
745	R. R. Donnelley & Sons Co.	26,477

	SERVICES-RENTAL & LEASING– 2.7%
415	Ryder System, Inc.	21,190

	SPECIALTY CHEMICAL MATERIALS - 3.7%
550	Monsanto Co.	28,891

Shares	COMMON STOCKS – 93.7%		Value

	STEEL - 7.5%
370	Allegheny Technologies, Inc.		33,552
445	Nucor Corp.		24,324
			57,876

	TECHNOLOGY-ENTERPRISE SOFTWARE – 3.0%
1,340	Oracle Corp.*		22,968

	TELECOMMUNICATIONS - 3.5%
580	BellSouth Corp.		27,324

	TEXTILE- APPAREL CLOTHING – 3.7%
350	VF Corp.		28,728

	TRANSPORT- AIR FREIGHT – 3.0%
210	FedEx Corp.		22,810

	WHOLESALE- FOOD - 3.6%
745	Sysco Corp.		27,386

	Total Investments (Cost $660,021)	93.7%	724,511
	Other Assets, Less Liabilities	6.3	48,830
	Net Assets	100.0%	$773,341

Value of investments are shown as a percentage of net assets.

* Non-income producing security.

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hallmark Equity Series Trust

By (Signature and Title)*
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date:        February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*
Patrick Farrell
Chief Financial Officer

Date:        February 28, 2006

*  Print the name and title of each signing officer under his or her signature.